Operating Expenses (Details) - Schedule of Selling and Marketing Expenses - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	$ 6,461,905	$ 3,210,771
Social media expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	2,152,126	1,346,098
Advertising consulting expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	1,711,132	989,918
Promotion expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	1,240,311	454,897
Other [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	$ 1,358,336	$ 419,858